Income taxes benefit (expense) - Income Tax Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax for the year	$ (35,585)	$ (13,725)	$ (21,144)
Deferred taxes	42,581	38,810	(7,629)
Foreign taxes	2,170	(15,633)	(984)
Income tax benefit (expense)	$ 9,166	$ 9,452	$ (29,757)